Revenue and Assets by Geographical Area for Transportation Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Revenues	$ 423,688	$ 368,986
Property and Equipment (net)	217,799	219,513
Goodwill	138,312	142,690	125,750
Transportation
Segment Reporting Information [Line Items]
Revenues	418,834	363,865
Property and Equipment (net)	217,799	219,513
Goodwill	138,312	142,690
Transportation | United States
Segment Reporting Information [Line Items]
Revenues	346,109	300,862
Property and Equipment (net)	172,219	167,928
Goodwill	96,124	99,105
Transportation | Canada
Segment Reporting Information [Line Items]
Revenues	72,725	63,003
Property and Equipment (net)	45,580	51,585
Goodwill	$ 42,188	$ 43,585